Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Changes in Accumulated Other Comprehensive Income
	For the Period Ending June 30, 2024
	Unrealized gains and losses on available-for-sale debt securities	Foreign Currency Translation Adjustments	Total

Beginning Balance	€214,984	€16,158	€231,142
Adjustment for net gain on marketable securities	(190,228)		(190,228)
Change in fair value of marketable securities	125,940		125,940
Cumulative translation adjustment	-	(16,081)	(16,081)
Total	€150,696	€77	€150,773